UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund:   Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Mid Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 –	Report to Stockholders

Master Mid Cap Index Series of Quantitative Master Series LLC Annual Report, December 31, 2008

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the 12 months ended December 31, 2008, Master Mid Cap Index Series (the “Series”) generated a return that was comparable to that of the benchmark Standard & Poor’s (S&P) MidCap 400 Index, a market -weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses, as the Series had a total return of (36.25)% compared to (36.23)% for the Index.

What factors influenced performance?

•

2008 turned out to be a year investors would like to forget, but instead will vividly remember. The economy and financial markets remained relatively resilient throughout the first part of the year before collapsing outright in September, producing the worst year for stocks since The Great Depression. With the exception of government bonds and cash, nearly every asset class, including stocks, credit-related fixed income, commodities and real estate, saw sharp declines. Credit issues dominated the financial headlines, resulting in the collapse of several storied financial institutions. Government responses around the world were rapid and inventive, with the US Federal Reserve and other policymakers adopting new lending and asset purchase programs in an effort to restore some measure of liquidity to the system.

•

The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of 2008, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a “target range” of between zero and 0.25% on December 16, its lowest level in history. The Fed acknowledged that “weak economic conditions are likely to warrant exceptionally low levels of the federal funds rate for some time,” and indicated that it will continue to pursue unconventional policies of quantitative easing (in which the Fed injects cash into the financial system by purchasing assets).

•

In this environment, all 10 sectors within the S&P MidCap 400 Index posted negative returns. Losses were most prominent in energy, which lost 57.2% for the year. Telecommunication services and materials were also hit hard, declining 50.2% and 44.6%, respectively. At the top was the defensive utilities sector, which posted a comparatively smaller loss of 20.3%.

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the S&P MidCap 400 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

• In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Mid Cap Index Series
Portfolio Information as of December 31, 2008

Sector Representation	Percent of Long- Term Investments

Financials	21%
Industrials	15
Consumer Discretionary	14
Information Technology	12
Health Care	11
Utilities	8
Materials	7
Energy	6
Consumer Staples	5
Telecommunication Services	1

For Series compliance purposes, the Series’ industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, futures and forward currency contracts, and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. A Series’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Series to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 0.5%	Alliant Techsystems, Inc. (a)	4,699	$402,986
	BE Aerospace, Inc. (a)	14,458	111,182

			514,168

Airlines - 0.4%	AirTran Holdings, Inc. (a)	17,050	75,702
	Alaska Air Group, Inc. (a)	5,224	152,802
	JetBlue Airways Corp. (a)	26,562	188,590

			417,094

Auto Components - 0.6%	ArvinMeritor, Inc.	10,845	30,908
	BorgWarner, Inc.	16,710	363,777
	Gentex Corp.	20,227	178,604
	Modine Manufacturing Co.	4,321	21,043

			594,332

Automobiles - 0.1%	Thor Industries, Inc. (b)	4,762	62,763

Beverages - 0.5%	Hansen Natural Corp. (a)	10,700	358,771
	PepsiAmericas, Inc.	8,007	163,023

			521,794

Biotechnology - 0.8%	United Therapeutics Corp. (a)	3,400	212,670
	Vertex Pharmaceuticals, Inc. (a)	21,754	660,887

			873,557

Capital Markets - 1.7%	Affiliated Managers Group, Inc. (a)	5,923	248,292
	Apollo Investment Corp. (b)	20,592	191,711
	Eaton Vance Corp.	16,785	352,653
	Jefferies Group, Inc. New Shares	17,472	245,656
	Raymond James Financial, Inc. (b)	13,954	239,032
	SEI Investments Co.	18,852	296,165
	Waddell & Reed Financial, Inc. Class A	12,251	189,400

			1,762,909

Chemicals - 3.3%	Airgas, Inc.	11,686	455,637
	Albemarle Corp.	12,862	286,823
	Ashland, Inc.	9,600	100,896
	Cabot Corp.	9,111	139,398
	Chemtura Corp.	32,293	45,210
	Cytec Industries, Inc.	6,789	144,063
	FMC Corp.	10,724	479,685
	Ferro Corp.	6,381	44,986
	Lubrizol Corp.	9,749	354,766
	Minerals Technologies, Inc.	2,687	109,898
	Olin Corp.	11,148	201,556
	RPM International, Inc.	18,624	247,513
	The Scotts Miracle-Gro Co.	6,366	189,198
	Sensient Technologies Corp.	7,024	167,733
	Terra Industries, Inc.	14,790	246,549
	Valspar Corp.	14,436	261,147

			3,475,058

Commercial Banks - 4.3%	Associated Banc-Corp.	18,426	385,656
	BancorpSouth, Inc.	10,500	245,280
	Bank of Hawaii Corp.	6,931	313,073

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cathay General Bancorp	7,200	$171,000
	City National Corp.	5,887	286,697
	The Colonial BancGroup, Inc. (b)	29,660	61,396
	Commerce Bancshares, Inc.	9,415	413,789
	Cullen/Frost Bankers, Inc. (c)	8,562	433,922
	FirstMerit Corp.	11,729	241,500
	Fulton Financial Corp.	25,400	244,348
	PacWest Bancorp	3,570	96,033
	SVB Financial Group (a)	4,750	124,593
	Synovus Financial Corp.	40,570	336,731
	TCF Financial Corp.	16,665	227,644
	Valley National Bancorp	18,600	376,650
	Webster Financial Corp.	7,664	105,610
	Westamerica Bancorp.	4,164	212,989
	Wilmington Trust Corp.	9,883	219,798

			4,496,709

Commercial Services & Supplies - 1.7%	The Brink’s Co.	5,861	157,544
	Clean Harbors, Inc. (a)	2,900	183,976
	Copart, Inc. (a)	9,188	249,822
	Corrections Corp. of America (a)	18,150	296,934
	Deluxe Corp.	7,414	110,913
	HNI Corp. (b)	6,418	101,661
	Herman Miller, Inc.	7,742	100,878
	Mine Safety Appliances Co.	4,100	98,031
	Rollins, Inc.	5,659	102,315
	Waste Connections, Inc. (a)	11,500	363,055

			1,765,129

Communications Equipment - 1.1%	3Com Corp. (a)	56,681	129,233
	ADC Telecommunications, Inc. (a)	17,108	93,581
	Adtran, Inc.	7,957	118,400
	Avocent Corp. (a)	6,483	116,111
	CommScope, Inc. (a)	10,165	157,964
	F5 Networks, Inc. (a)	11,550	264,033
	Plantronics, Inc.	6,718	88,678
	Polycom, Inc. (a)	12,082	163,228

			1,131,228

Computers & Peripherals - 1.0%	Diebold, Inc.	9,324	261,911
	Imation Corp.	4,199	56,980
	NCR Corp. (a)	22,840	322,958
	Palm, Inc. (a)(b)	16,300	50,041
	Western Digital Corp. (a)	32,000	366,400

			1,058,290

Construction & Engineering - 1.8%	Dycom Industries, Inc. (a)	5,802	47,692
	Granite Construction, Inc.	4,781	210,029
	KBR, Inc.	23,310	354,312
	Quanta Services, Inc. (a)	28,443	563,171
	The Shaw Group, Inc. (a)	12,120	248,096

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	URS Corp. (a)	12,100	$493,317

			1,916,617

Construction Materials - 0.6%	Martin Marietta Materials, Inc. (b)	6,003	582,771

Consumer Finance - 0.1%	AmeriCredit Corp. (a)(b)	16,106	123,050

Containers & Packaging - 1.1%	AptarGroup, Inc.	9,760	343,942
	Greif, Inc.	4,800	160,464
	Packaging Corp. of America	14,888	200,392
	Sonoco Products Co.	14,120	327,019
	Temple-Inland, Inc.	15,540	74,592

			1,106,409

Distributors - 0.2%	LKQ Corp. (a)	20,100	234,366

Diversified Consumer Services - 2.3%	Brink’s Home Security Holdings, Inc. (a)	5,861	128,473
	Career Education Corp. (a)	10,648	191,025
	Corinthian Colleges, Inc. (a)	12,438	203,610
	DeVry, Inc.	8,874	509,456
	ITT Educational Services, Inc. (a)	4,524	429,690
	Matthews International Corp. Class A	4,420	162,126
	Regis Corp.	6,262	90,987
	Service Corp. International	36,000	178,920
	Sotheby’s Holdings, Inc. Class A (b)	9,775	86,900
	Strayer Education, Inc.	2,050	439,541

			2,420,728

Diversified Telecommunication Services - 0.1%	Cincinnati Bell, Inc. (a)	32,439	62,607

Electric Utilities - 2.3%	DPL, Inc.	16,799	383,689
	Great Plains Energy, Inc.	17,251	333,462
	Hawaiian Electric Industries, Inc.	13,076	289,503
	IDACORP, Inc.	6,618	194,900
	NV Energy, Inc.	33,018	326,548
	Northeast Utilities Inc.	22,516	541,735
	Westar Energy, Inc.	15,723	322,479

			2,392,316

Electrical Equipment - 1.6%	Ametek, Inc.	15,477	467,560
	Hubbell, Inc. Class B	7,880	257,518
	Roper Industries, Inc.	13,000	564,330
	Thomas & Betts Corp. (a)	8,127	195,211
	Woodward Governor Co.	7,900	181,858

			1,666,477

Electronic Equipment & Instruments - 2.1%	Arrow Electronics, Inc. (a)	17,213	324,293
	Avnet, Inc. (a)	21,813	397,215
	Ingram Micro, Inc. Class A (a)	23,800	318,682
	Mettler Toledo International, Inc. (a)	4,900	330,260
	National Instruments Corp.	7,986	194,539
	Tech Data Corp. (a)	7,270	129,697
	Trimble Navigation Ltd. (a)	17,300	373,853
	Vishay Intertechnology, Inc. (a)	25,710	87,928

			2,156,467

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Energy Equipment & Services - 2.5%	Exterran Holdings, Inc. (a)	9,327	$198,665
	FMC Technologies, Inc. (a)	18,076	430,751
	Helix Energy Solutions Group, Inc. (a)	13,400	97,016
	Helmerich & Payne, Inc.	15,222	346,301
	Oceaneering International, Inc. (a)	7,900	230,206
	Patterson-UTI Energy, Inc.	22,387	257,674
	Pride International, Inc, (a)	24,967	398,973
	Superior Energy Services, Inc. (a)	10,860	173,000
	Tidewater, Inc.	7,501	302,065
	Unit Corp. (a)	6,900	184,368

			2,619,019

Food & Staples Retailing - 0.4%	BJ’s Wholesale Club, Inc. (a)	8,545	292,752
	Ruddick Corp.	5,640	155,946

			448,698

Food Products - 1.7%	Corn Products International, Inc.	10,790	311,292
	Flowers Foods, Inc.	11,400	277,704
	Hormel Foods Corp.	10,179	316,363
	Lancaster Colony Corp.	2,861	98,132
	Ralcorp Holdings, Inc. (a)	8,100	473,040
	Smithfield Foods, Inc. (a)	17,180	241,723
	Tootsie Roll Industries, Inc.	3,545	90,787

			1,809,041

Gas Utilities - 2.0%	AGL Resources, Inc.	11,018	345,414
	Energen Corp.	10,400	305,032
	National Fuel Gas Co.	11,308	354,280
	Oneok, Inc.	14,772	430,161
	UGI Corp.	15,600	380,952
	WGL Holdings, Inc.	7,248	236,937

			2,052,776

Health Care Equipment & Supplies - 3.5%	Advanced Medical Optics, Inc. (a)	7,669	50,692
	Beckman Coulter, Inc. (c)	9,033	396,910
	Edwards Lifesciences Corp. (a)	8,095	444,820
	Gen-Probe, Inc. (a)	7,875	337,365
	Hill-Rom Holdings, Inc.	9,050	148,963
	Hologic, Inc. (a)	37,018	483,825
	Idexx Laboratories, Inc. (a)	8,600	310,288
	Kinetic Concepts, Inc. (a)	8,100	155,358
	Masimo Corp. (a)	6,900	205,827
	ResMed, Inc. (a)	10,800	404,784
	Steris Corp.	8,494	202,922
	Teleflex, Inc.	5,552	278,155
	Thoratec Corp. (a)	8,100	263,169

			3,683,078

Health Care Providers & Services - 2.5%	Community Health Systems, Inc. (a)	13,506	196,917
	Health Management Associates, Inc. Class A (a)	33,030	59,124
	Health Net, Inc. (a)	15,013	163,492
	Henry Schein, Inc. (a)	12,878	472,494

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kindred Healthcare, Inc. (a)	4,430	$57,679
	LifePoint Hospitals, Inc. (a)	7,733	176,622
	Lincare Holdings, Inc. (a)	10,763	289,848
	Omnicare, Inc.	15,050	417,788
	Psychiatric Solutions, Inc. (a)	8,100	225,585
	Universal Health Services, Inc. Class B	7,377	277,154
	VCA Antech, Inc. (a)	12,250	243,530
	WellCare Health Plans, Inc. (a)	6,030	77,546

			2,657,779

Health Care Technology - 0.4%	Cerner Corp. (a)	9,790	376,425

Hotels, Restaurants & Leisure - 1.3%	Bob Evans Farms, Inc.	4,455	91,016
	Boyd Gaming Corp.	8,420	39,827
	Brinker International, Inc.	14,725	155,201
	The Cheesecake Factory, Inc. (a)	8,732	88,193
	Chipotle Mexican Grill, Inc. Class A (a)(b)	4,760	295,025
	International Speedway Corp. Class A	3,964	113,886
	Life Time Fitness, Inc. (a)(b)	5,090	65,916
	Scientific Games Corp. Class A (a)	9,400	164,876
	Wendy’s	60,475	298,747

			1,312,687

Household Durables - 1.6%	American Greetings Corp. Class A	6,582	49,826
	Blyth, Inc.	3,124	24,492
	Furniture Brands International, Inc.	6,401	14,146
	Hovnanian Enterprises, Inc. Class A (a)(b)	7,733	13,301
	MDC Holdings, Inc.	5,300	160,590
	Mohawk Industries, Inc. (a)	8,130	349,346
	NVR, Inc. (a)	788	359,525
	Ryland Group, Inc.	6,217	109,854
	Toll Brothers, Inc. (a)	18,777	402,391
	Tupperware Corp.	8,945	203,052

			1,686,523

Household Products - 1.0%	Church & Dwight Co., Inc. (c)	10,143	569,225
	Energizer Holdings, Inc. (a)(c)	8,470	458,566

			1,027,791

IT Services - 3.0%	Acxiom Corp.	9,899	80,281
	Alliance Data Systems Corp. (a)	9,281	431,845
	Broadridge Financial Solutions LLC	20,030	251,176
	DST Systems, Inc. (a)	5,857	222,449
	Gartner, Inc. Class A (a)	8,627	153,819
	Global Payments, Inc.	11,370	372,822
	Lender Processing Services, Inc.	12,100	356,345
	Mantech International Corp. Class A (a)	3,000	162,570
	Metavante Technologies, Inc. (a)	12,630	203,469
	NeuStar, Inc. Class A (a)	11,390	217,891
	SAIC, Inc. (a)	29,300	570,764
	SRA International, Inc. Class A (a)	6,100	105,225

			3,128,656

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Industrial Conglomerates - 0.2%	Carlisle Cos., Inc.	8,842	$183,029

Insurance - 5.4%	American Financial Group, Inc.	10,574	241,933
	Arthur J. Gallagher & Co.	13,761	356,548
	Brown & Brown, Inc. (c)	16,410	342,969
	Everest Re Group Ltd.	8,830	672,316
	Fidelity National Title Group, Inc. Class A	30,568	542,582
	First American Corp.	13,429	387,964
	HCC Insurance Holdings, Inc.	16,599	444,023
	The Hanover Insurance Group, Inc.	7,430	319,267
	Horace Mann Educators Corp.	5,700	52,383
	Mercury General Corp.	4,950	227,651
	Old Republic International Corp.	32,901	392,180
	Protective Life Corp.	10,170	145,940
	Reinsurance Group of America, Inc.	10,500	449,610
	Stancorp Financial Group, Inc.	6,862	286,626
	Unitrin, Inc.	6,764	107,818
	W.R. Berkley Corp.	20,066	622,046

			5,591,856

Internet & Catalog Retail - 0.6%	NetFlix, Inc. (a)(b)	6,040	180,536
	Priceline.com, Inc. (a)(b)	5,900	434,535

			615,071

Internet Software & Services - 0.2%	Digital River, Inc. (a)	5,400	133,920
	ValueClick, Inc. (a)	12,570	85,979

			219,899

Leisure Equipment & Products - 0.1%	Callaway Golf Co.	8,810	81,845

Life Sciences Tools & Services - 1.8%	Affymetrix, Inc. (a)	10,000	29,900
	Bio-Rad Laboratories, Inc. Class A (a)	2,700	203,337
	Charles River Laboratories International, Inc. (a)	9,774	256,079
	Covance, Inc. (a)	9,118	419,702
	Pharmaceutical Product Development, Inc.	17,000	493,170
	Techne Corp.	5,525	356,473
	Varian, Inc. (a)	4,021	134,744

			1,893,405

Machinery - 4.4%	AGCO Corp. (a)	13,305	313,865
	Bucyrus International, Inc.	10,800	200,016
	Crane Co.	6,991	120,525
	Donaldson Co., Inc.	11,105	373,683
	Federal Signal Corp.	6,400	52,544
	Graco, Inc.	8,583	203,675
	Harsco Corp.	11,924	330,056
	IDEX Corp.	11,660	281,589
	Joy Global, Inc.	15,562	356,214
	Kennametal, Inc.	10,600	235,214
	Lincoln Electric Holdings, Inc.	6,200	315,766
	Nordson Corp.	4,899	158,189
	Oshkosh Corp.	10,800	96,012

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Pentair, Inc.	14,254	$337,392
	SPX Corp.	7,910	320,751
	Terex Corp. (a)	13,700	237,284
	Timken Co.	12,275	240,958
	Trinity Industries, Inc.	11,503	181,287
	Westinghouse Air Brake Technologies Corp.	7,010	278,648

			4,633,668

Marine - 0.1%	Alexander & Baldwin, Inc.	6,021	150,886

Media - 0.9%	Belo Corp. Class A	11,800	18,408
	DreamWorks Animation SKG, Inc. Class A (a)	11,100	280,386
	Harte-Hanks, Inc.	5,717	35,674
	John Wiley & Sons, Inc. Class A	5,950	211,701
	Lamar Advertising Co. Class A (a)(b)	11,000	138,160
	Marvel Entertainment, Inc. (a)	7,100	218,325
	Scholastic Corp.	3,505	47,598

			950,252

Metals & Mining - 1.2%	Carpenter Technology Corp.	6,360	130,634
	Cliffs Natural Resources, Inc.	16,440	421,028
	Commercial Metals Co.	16,500	195,855
	Reliance Steel & Aluminum Co.	9,200	183,448
	Steel Dynamics, Inc.	23,400	261,612
	Worthington Industries, Inc.	8,727	96,172

			1,288,749

Multi-Utilities - 2.9%	Alliant Energy Corp.	15,913	464,341
	Black Hills Corp.	5,574	150,275
	MDU Resources Group, Inc.	26,528	572,474
	NSTAR	15,379	561,180
	OGE Energy Corp.	13,419	345,942
	PNM Resources, Inc.	12,574	126,746
	Puget Energy, Inc.	18,705	510,085
	Vectren Corp.	11,726	293,267

			3,024,310

Multiline Retail - 0.7%	99 Cents Only Stores (a)	6,776	74,062
	Dollar Tree, Inc. (a)	13,113	548,123
	Saks, Inc. (a)(b)	20,671	90,539

			712,724

Office Electronics - 0.2%	Zebra Technologies Corp. Class A (a)	8,796	178,207

Oil, Gas & Consumable Fuels - 3.3%	Arch Coal, Inc.	20,610	335,737
	Bill Barrett Corp. (a)	5,380	113,679
	Cimarex Energy Co.	12,000	321,360
	Comstock Resources, Inc. (a)	6,700	316,575
	Denbury Resources, Inc. (a)	35,700	389,844
	Encore Acquisition Co. (a)	7,620	194,462
	Forest Oil Corp. (a)	14,007	230,975
	Frontier Oil Corp.	15,000	189,450
	Mariner Energy, Inc. (a)	12,300	125,460
	Newfield Exploration Co. (a)	19,115	377,521

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Overseas Shipholding Group, Inc.	3,674	$154,712
	Patriot Coal Corp. (a)	9,300	58,125
	Plains Exploration & Production Co. (a)	15,567	361,777
	Quicksilver Resources, Inc. (a)	16,300	90,791
	Southern Union Co.	18,000	234,720

			3,495,188

Paper & Forest Products - 0.0%	Clearwater Paper Corp. (a)	1	6
	Louisiana-Pacific Corp.	13,710	21,388

			21,394

Personal Products - 0.4%	Alberto-Culver Co.	12,300	301,473
	NBTY, Inc. (a)	8,000	125,200

			426,673

Pharmaceuticals - 1.3%	Endo Pharmaceuticals Holdings, Inc. (a)	16,880	436,854
	Medicis Pharmaceutical Corp. Class A	8,200	113,980
	Perrigo Co.	11,183	361,323
	Sepracor, Inc. (a)	15,470	169,861
	Valeant Pharmaceuticals International (a)(b)	11,773	269,602

			1,351,620

Professional Services - 1.1%	Corporate Executive Board Co.	4,725	104,234
	FTI Consulting, Inc. (a)	7,300	326,164
	Kelly Services, Inc. Class A	3,581	46,589
	Korn/Ferry International (a)	6,139	70,107
	MPS Group, Inc. (a)	13,388	100,812
	Manpower, Inc.	11,298	384,019
	Navigant Consulting, Inc. (a)	6,830	108,392

			1,140,317

Real Estate Investment Trusts (REITs) - 6.5%	AMB Property Corp.	14,196	332,470
	Alexandria Real Estate Equities, Inc.	4,650	280,581
	BRE Properties	7,400	207,052
	Camden Property Trust	7,700	241,318
	Cousins Properties, Inc.	6,390	88,502
	Duke Realty Corp.	21,310	233,558
	Equity One, Inc. (b)	4,760	84,252
	Essex Property Trust, Inc.	3,900	299,325
	Federal Realty Investment Trust (c)	8,500	527,680
	Health Care REIT, Inc.	14,900	628,780
	Highwoods Properties, Inc.	9,164	250,727
	Hospitality Properties Trust	13,610	202,381
	Liberty Property Trust	14,198	324,140
	The Macerich Co. (b)	11,000	199,760
	Mack-Cali Realty Corp.	9,565	234,343
	Nationwide Health Properties, Inc.	14,330	411,558
	Omega Healthcare Investors, Inc.	11,400	182,058
	Potlatch Corp.	5,763	149,896
	Rayonier, Inc.	11,416	357,892
	Realty Income Corp. (b)	15,100	349,565
	Regency Centers Corp.	10,125	472,838

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	SL Green Realty Corp. (b)	8,200	$212,380
	UDR, Inc.	19,675	271,318
	Weingarten Realty Investors	11,175	231,211

			6,773,585

Real Estate Management & Development - 0.1%	Jones Lang LaSalle, Inc.	5,220	144,594

Road & Rail - 0.8%	Con-way, Inc.	6,695	178,087
	J.B. Hunt Transport Services, Inc.	11,896	312,508
	Kansas City Southern (a)	13,200	251,460
	Werner Enterprises, Inc.	6,233	108,080
	YRC Worldwide, Inc. (a)(b)	8,706	24,986

			875,121

Semiconductors & Semiconductor Equipment - 1.5%	Atmel Corp. (a)	63,070	197,409
	Cree, Inc. (a)(b)	12,743	202,231
	Fairchild Semiconductor International, Inc. (a)	18,007	88,054
	Integrated Device Technology, Inc. (a)	24,520	137,557
	International Rectifier Corp. (a)	10,124	136,674
	Intersil Corp. Class A	17,863	164,161
	Lam Research Corp. (a)	18,009	383,232
	RF Micro Devices, Inc. (a)	35,071	27,355
	Semtech Corp. (a)	8,807	99,255
	Silicon Laboratories, Inc. (a)	6,664	165,134

			1,601,062

Software - 2.3%	ACI Worldwide, Inc. (a)	5,121	81,424
	Advent Software, Inc. (a)	2,400	47,928
	Ansys, Inc. (a)	13,000	362,570
	Cadence Design Systems, Inc. (a)	37,729	138,088
	Factset Research Systems, Inc. (b)	6,100	269,864
	Fair Isaac Corp.	6,626	111,714
	Jack Henry & Associates, Inc.	12,217	237,132
	Macrovision Solutions Corp. (a)	12,102	153,090
	Mentor Graphics Corp. (a)	12,343	63,813
	Parametric Technology Corp. (a)	16,800	212,520
	Sybase, Inc. (a)	11,712	290,106
	Synopsys, Inc. (a)	20,869	386,494
	Wind River Systems, Inc. (a)	9,283	83,825

			2,438,568

Specialty Retail - 3.9%	Advance Auto Parts, Inc.	13,675	460,164
	Aéropostale, Inc. (a)	9,650	155,365
	American Eagle Outfitters, Inc.	29,827	279,181
	AnnTaylor Stores Corp. (a)	8,400	48,468
	Barnes & Noble, Inc.	5,376	80,640
	CarMax, Inc. (a)(b)(c)	31,922	251,545
	Chico’s FAS, Inc. (a)	25,784	107,777
	Coldwater Creek, Inc. (a)	7,400	21,090
	Collective Brands, Inc. (a)	9,245	108,351
	Dick’s Sporting Goods, Inc. (a)	12,340	174,117

Master Mid Cap Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Foot Locker, Inc.	22,425	$164,600
	Guess?, Inc.	8,700	133,545
	J. Crew Group, Inc. (a)	7,500	91,500
	O’Reilly Automotive, Inc. (a)	19,423	597,063
	Pacific Sunwear of California, Inc. (a)	9,973	15,857
	PetSmart, Inc.	18,341	338,391
	Rent-A-Center, Inc. (a)	9,682	170,887
	Ross Stores, Inc.	18,681	555,386
	Urban Outfitters, Inc. (a)	16,475	246,796
	Williams-Sonoma, Inc.	12,569	98,792

			4,099,515

Textiles, Apparel & Luxury Goods - 0.6%	Hanesbrands, Inc. (a)	13,500	172,125
	Phillips-Van Heusen Corp.	7,470	150,371
	Timberland Co. Class A (a)	6,386	73,758
	Under Armour, Inc. Class A (a)(b)	5,300	126,352
	The Warnaco Group, Inc. (a)	6,810	133,680

			656,286

Thrifts & Mortgage Finance - 1.2%	Astoria Financial Corp.	11,729	193,294
	First Niagara Financial Group, Inc.	17,200	278,124
	New York Community Bancorp, Inc.	49,688	594,268
	The PMI Group, Inc.	10,929	21,312
	Washington Federal, Inc.	12,813	191,682

			1,278,680

Tobacco - 0.1%	Universal Corp.	3,652	109,085

Trading Companies & Distributors - 0.5%	GATX Corp.	7,095	219,732
	MSC Industrial Direct Co. Class A	6,500	239,395
	United Rentals, Inc. (a)	8,762	79,909

			539,036

Water Utilities - 0.4%	Aqua America, Inc.	19,601	403,584

Wireless Telecommunication Services - 0.5%	Telephone & Data Systems, Inc.	12,258	389,192
	Telephone & Data Systems, Inc. (Special Shares)	3,083	86,632

			475,824

	Total Long Term Investments (Cost - $122,921,611) - 91.3%		95,491,345

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (d)(e)	$6,376	6,375,702
	BlackRock Liquidity Series, LLC Money Market Series, 0.80% (d)(e)(f)	3,866	3,866,450

	Total Short-Term Securities (Cost - $10,242,152) - 9.8%		10,242,152

	Total Investments (Cost - $133,163,763*) - 101.1%		105,733,497
	Liabilities in Excess of Other Assets - (1.1)%		(1,124,150)

	Net Assets - 100.0%		$104,609,347

Master Mid Cap Index Series

Schedule of Investments December 31, 2008

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$134,792,412

Gross unrealized appreciation	$6,634,363
Gross unrealized depreciation	(35,693,278)

Net unrealized depreciation	$(29,058,915)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$(3,880,734)	$139,848
BlackRock Liquidity Series, LLC Money Market Series	$(172,400)	$136,803

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

137	S&P 400 MidCap Index	March 2009	$6,877,572	$482,068

Master Mid Cap Index Series

Schedule of Investments December 31, 2008

•

Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$95,491,345	$482,068
Level 2	10,242,152	—
Level 3	—	—

Total	$105,733,497	$482,068

* Other financial instruments are futures.

Master Mid Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

Assets:
Investments at value - unaffiliated (including securities loaned of $3,843,884) (cost - $123,214,789)	$95,491,345
Investments at value - affiliated (cost - $10,242,152)	10,242,152
Cash	22,174
Contributions receivable from investors	1,782,068
Investments sold receivable	1,222,431
Margin variation receivable	145,815
Dividends receivable	142,710
Securities lending income receivable - affiliated	13,310
Prepaid expenses	3,259

Total assets	109,065,264

Liabilities:
Collateral at value - securities loaned	3,866,450
Investments purchased payable	557,865
Investment advisory fees payable	806
Other affiliates payable	615
Officer’s and Directors’ fees payable	27
Other accrued expenses payable	27,912
Other liabilities	2,242

Total liabilities	4,455,917

Net Assets:
Net Assets	$104,609,347

Net Assets Consist of:
Investors’ capital	$131,544,705
Net unrealized appreciation/depreciation	(26,935,358)

Net Assets	$104,609,347

See Notes to Financial Statements.

Master Mid Cap Index Series

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

Investment Income:
Dividends	$2,353,996
Income - affiliated	139,848
Securities lending - affiliated	136,803

Total income	2,630,647

Expenses:
Professional	$50,039
Accounting services	44,254
Custodian	43,618
Officer and Directors	18,297
Investment advisory	14,293
Registration	10,000
Printing	7,652
Miscellaneous	6,698

Total expenses	194,851
Less fees paid indirectly	(348)

Total expenses after fees paid indirectly	194,503

Net investment income	2,436,144

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	994,752
Futures	(3,474,015)

(2,479,263)

Net change in unrealized appreciation/depreciation on:
Investments	(54,976,223)
Futures	431,780

(54,544,443)

Total realized and unrealized loss	(57,023,706)

Net Decrease in Net Assets Resulting from Operations	$(54,587,562)

See Notes to Financial Statements.

Master Mid Cap Index Series

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations:
Net investment income	$2,436,144	$2,187,217
Net realized gain (loss)	(2,479,263)	11,943,092
Net change in unrealized appreciation/depreciation	(54,544,443)	(4,914,771)

Net increase (decrease) in net assets resulting from operations	(54,587,562)	9,215,538

Capital Transactions:
Proceeds from contributions	95,653,435	84,515,341
Fair value of withdrawals	(104,202,974)	(46,348,953)

Net increase (decrease) in net assets derived from capital transactions	(8,549,539)	38,166,388

Net Assets:
Total increase (decrease) in net assets	(63,137,101)	47,381,926
Beginning of year	167,746,448	120,364,522

End of year	$104,609,347	$167,746,448

See Notes to Financial Statements.

Master Mid Cap Index Series

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

	2008	2007	2006	2005	2004

Total Investment Return:
Total investment return	(36.25)%	7.98%	10.30%	12.56%	16.41%

Ratios to Average Net Assets:
Total expenses	0.14%	0.10%	0.09%	0.08%	0.09%

Total expenses after fees paid indirectly	0.14%	0.10%	0.09%	0.08%	0.09%

Net investment income	1.70%	1.49%	1.61%	1.50%	1.12%

Supplemental Data:
Net assets, end of year (000)	$104,609	$167,746	$120,365	$150,533	$179,289

Portfolio turnover	33%	23%	28%	23%	17%

See Notes to Financial Statements.

Master Mid Cap Index Series
Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Master Mid Cap Index Series (the “Series”), a non-diversified, management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Series values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — The Series may purchase or sell financial futures contracts and options on futures contracts for investment purposes or to manage interest rate risk. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the year ended December 31, 2008, the Series received only cash collateral for any securities loaned.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the year ended December 31, 2008, the Series reimbursed the Advisor $2,675 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of December 31,2008, the Series lent securities with a value of $278,434 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Series on such investments is shown as securities lending-affiliated on the Statement of Operations. For the year ended December 31, 2008, BIM received $34,291 in securities lending agent fees.

The share of income earned by the Series on such investments is shown as securities lending – affiliated on the Statement of Operations.

In addition, MLPF&S received $3,791 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2008.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are shown on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Series reimburses the Advisor for compensation paid to the Series’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008 were $46,133,500 and $54,251,773, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage.

The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the year ended December 31, 2008.

5. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests a significant portion of its assets in securities in the financial services industry. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Mid Cap Index Series, one of the portfolios constituting Quantitative Master Series LLC (the “Master LLC”), as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have,nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Mid Cap Index Series of Quantitative Master Series LLC as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2009

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock - Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors [1]
Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Directors and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Directors and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Director	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

			34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Formerly Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.

			34 Funds 81 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors [1]
Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

			174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			174 Funds 286 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Master LLC Officers [1]
Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Master LLC President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.)of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Master LLC serve at the pleasure of the Board of Directors.

Additional Information

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Mid Cap Index Series of Quantitative Master Series LLC	$ 25,300	$ 27,300	$ 0	$ 0	$ 9,200	$ 9,200	$ 0	$ 0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Mid Cap Index Series of Quantitative Master Series LLC	$ 414,200	$ 293,700

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: February 23, 2009